CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 6,385,992	$ 6,721,728	$ 179,757
Cost of revenue
Total cost of revenue	3,984,493	5,663,877	99,274
Gross profit	2,401,499	1,057,851	80,483
Operating expenses
Selling and marketing expenses	497,198	355,369	104,730
General and administrative expenses	652,667	650,845	722,291
Impairment loss on equipment	0	17,652	0
Total operating expenses	1,149,865	1,023,866	827,021
Profit (loss) from operations	1,251,634	33,985	(746,538)
Other (expenses) income
Total other (expenses) income, net	(12,143)	(84,342)	878
Income(loss) before income tax	1,239,491	(50,357)	(745,660)
Income tax expense	292,956	11,567	0
Net income(loss)	946,535	(61,924)	(745,660)
Other comprehensive (loss) income
Foreign currency translation (loss) gain	(21,436)	(35,876)	65,254
Comprehensive income(loss)	$ 925,099	$ (97,800)	$ (680,406)
Weighted average number of shares, basic and diluted	14,333,334	13,590,868	13,333,334
Basic and diluted earnings(loss) per share	$ 0.066	$ (0.005)	$ (0.056)
Product [Member]
Revenue
Revenue	$ 5,219,063	$ 6,684,112	$ 79,946
Cost of revenue
Total cost of revenue	3,984,493	5,663,877	99,274
Service [Member]
Revenue
Revenue	$ 1,166,929	$ 37,616	$ 99,811